INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

US$ MILLIONS	2019	2018
Cost	$15,695	$12,515
Accumulated amortization	(1,309)	(880)
Net intangible assets	$14,386	$11,635

Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2019	2018
Brazilian regulated gas transmission operation	$3,885	$4,211
North American rail operations	1,992	—
North American residential energy infrastructure operation	1,806	1,763
Australian regulated terminal	1,758	1,766
Peruvian toll roads	1,159	1,118
Chilean toll roads	814	928
Indian toll roads(1)	769	843
U.K. telecom towers operation	472	—
Brazilian electricity transmission operation	401	—
U.K. port operation	283	273
Other(2)	1,047	733
Total	$14,386	$11,635

(1)	Indian toll roads include $680 million of intangible assets at our investments in Simhapuri Expressway Limited and Rayalseema Expressway Limited and $89 million at BIF India Holdings Pte Ltd.

(2)
Other intangibles are comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.

The intangible assets at Brookfield Infrastructure’s Brazilian regulated gas transmission operation, Brazilian electricity transmission operation, Australian regulated terminal operation, and Chilean, Peruvian and Indian toll roads relate to service concession arrangements.
The terms and conditions of concession arrangements at the Brazilian regulated gas transmission operation are regulated by the Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”). Each gas transportation agreement (“GTA”) took into account a return on regulatory asset base (“RAB”), and the tariffs were calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the GTA life. Upon expiry of the authorizations, the assets shall be returned to the government and will be subject to concession upon public bidding. These assets operate as authorizations that expire between 2039 and 2041.
The intangible asset at Brookfield Infrastructure’s North American rail operations mainly relate to customer relationships, operating network agreements and track access rights. The intangible assets at Brookfield Infrastructure’s residential infrastructure operation comprise contractual customer relationships, customer contracts, proprietary technology and brands. The contractual customer relationships and customer contracts represent ongoing economic benefits from leasing customers and annuity-based management agreements. Proprietary technology is recognized for the development of new metering technology, which allows the business to generate revenue through its sub-metering business. Brands represent the intrinsic value customers place on the operation’s various brand names. Brands are classified as having an indefinite life and are subject to annual impairment reviews. The remaining intangible assets are amortized straight-line over 10 to 20 years.
The terms and conditions of access to the Australian regulated terminal’s services, including tariffs that can be charged to the users, are regulated by the Queensland Competition Authority. Brookfield Infrastructure’s Australian regulated terminal operation has Standard Access Agreements with the users of the terminal which entails 100% take-or-pay contracts at a designated tariff rate based on the asset value. The concession arrangement has an expiration date of 2051 with an option to extend the arrangement for an additional 49 years.
The terms and conditions of the Peruvian toll roads concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the Municipalidad Metropolitana de Lima (“MML”) and its municipal arm, Fondo Metropolitano de Inversiones. The service concession provides the operator the right to charge a tariff to vehicles which use the road network over the life of the concession in exchange for the design, construction, improvement, maintenance and operation of the road network. Until December 2018, tariffs are increased by fixed amounts and on specified dates, and thereafter, are adjusted annually for the Lima Metropolitana Consumer Price Index. For the year ended December 31, 2019, revenue and profit related to construction contracts were $14 million (2018: $13 million, 2017: $12 million) and $nil (2018: $nil, 2017: $nil), respectively. Due to construction services relating to the concession arrangement $3 million (2018: $3 million, 2017: $6 million) of borrowing costs were capitalized as an intangible asset, based on the stage of project completion. The concession arrangement has an expiration date of 2043 at which point the underlying concession assets will be returned to the MML.
The terms and conditions of the Chilean toll roads concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the Ministerio de Obras Publicas (“MOP”). The service concession provides the operator the right to charge a tariff to vehicles which use the road over the term of the concession in exchange for operating the road, including preserving the road based on a defined maintenance and construction schedule. Tariffs are adjusted annually for the Chilean Consumer Price Index, in addition to congestion charges which may be levied should specified traffic levels be reached. The concession arrangement has an expiration date of 2033, at which point the underlying concessions assets will be returned to the MOP.
The terms and conditions of the Simhapuri Expressway (“SEL”), Rayalseema Expressway (“REPL”) and Mumbai Nasik (“MNEL”) Indian toll road concessions, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the National Highways Authority of India (“NHAI”). The Service Concession Agreements provides the operators the right to charge a tariff to vehicles which use the road over the term of the concession in exchange for operating the road, including preserving the road based on a defined maintenance schedule. Tariffs are revised annually for the Indian Wholesale Price Index. The Concession Arrangements have expiration dates of 2041, 2040 and 2026, respectively, for SEL, REPL and MNEL, at which point the underlying concessions assets will be returned to the NHAI.
The intangible asset at Brookfield Infrastructure’s U.K telecom tower operation primarily relates to customer contracts and related relationships. The contractual customer contracts and customer relationships represent ongoing economic benefits from leasing space on the existing portfolio of towers and distributed antenna systems. Intangible assets are amortized straight-line over the average remaining contractual period plus a reasonable expectation of long term renewals.

The terms and conditions of the Brazilian electricity transmission concession are regulated by the Brazilian Electricity Regulatory Agency (“ANEEL”). The concession agreement grants the right to construct, maintain and operate the transmission lines, in exchange for a regulated return (“RAP”) during the concession period. Concessions are awarded for a period of 30 years and RAP is adjusted for inflation annually and updated every five years to reflect changes in third-party cost of capital.
The intangible asset at Brookfield Infrastructure’s U.K. port operation relates to a conservancy right. As a right in perpetuity issued by the Statutory Harbour Authority in the U.K., the conservancy right is classified as having an indefinite life, and is subject to an annual impairment review.
The carrying value as at December 31, 2019, of Brookfield Infrastructure’s indefinite lived intangibles is $667 million (2018: $653 million).
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2019	2018
Cost at beginning of the year	$12,515	$10,470
Additions, net of disposals	109	117
Acquisitions through business combinations(1)	3,248	3,208
Held for sale	(1)	—
Non-cash additions (disposals)	15	7
Foreign currency translation	(191)	(1,287)
Cost at end of year	$15,695	$12,515

(1)	See Note 7 Acquisition of Businesses for additional information.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2019	2018
Accumulated amortization at beginning of year	$(880)	$(576)
Disposals	12	—
Amortization	(450)	(371)
Foreign currency translation	9	67
Accumulated amortization at end of year	$(1,309)	$(880)